Annual Total Returns - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - Fidelity SAI Sustainable Municipal Income Fund - Fidelity SAI Sustainable Municipal Income Fund
Apr. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	Apr. 13, 2022
Annual Return 2023	8.04%
Annual Return 2024	1.02%